Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (in thousands)	Adjusted EBITDA (in thousands)
Year	Summary Compensation Table Total for PEO (a)	Compensation Actually Paid to PEO (b)	Average Summary Compensation Table Total for Non-PEO NEOs (c)	Average Compensation Actually Paid to Non-PEO NEOs (b)(c)	Total Shareholder Return	Peer Group Total Shareholder Return (d)
2022	$2,816,123	$2,212,185	$1,352,904	$966,594	$63	$90	$(8,379)	$75,961
2021	2,420,824	1,620,948	1,050,218	810,027	101	116	1,003,537	65,726
2020	2,875,067	2,548,852	1,173,111	1,107,434	105	110	120,659	55,789

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. French, in the Summary Compensation Table (SCT) for fiscal years 2022, 2021 and 2020. Mr. French served as CEO for each of the years presented
Peer Group Issuers, Footnote [Text Block]	The Peer Group selected for Total Shareholder Return comparisons is the Nasdaq Telecommunications Index.
PEO Total Compensation Amount	$ 2,816,123	$ 2,420,824	$ 2,875,067
PEO Actually Paid Compensation Amount	$ 2,212,185	1,620,948	2,548,852
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year, but rather is a value calculated under applicable SEC rules. In general, the amounts also include the year-end value of equity awards granted during the reported year and the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included. Similarly, no adjustment is made for dividends as there are no dividend rights associated with the equity awards. To calculate the amounts of CAP, the following amounts were deducted from and added to (as applicable) “Total” compensation as reported in the SCT. No equity awards failed to meet the applicable vesting conditions during the applicable periods and there were therefore no related amounts subtracted.

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($) (i)	Add Year-End Equity Value ($) (ii)	Change in Value of Prior Equity Awards ($) (ii)	Add Change in Value of Vested Equity Awards ($) (ii)	Compensation Actually Paid ($)
2022	CEO	$2,816,123	$(1,413,938)	$1,175,997	$(270,438)	$(95,559)	$2,212,185
	Other NEOs	1,352,904	(751,994)	556,781	(161,302)	(29,795)	966,594
2021	CEO	2,420,824	(1,387,736)	1,235,913	(503,285)	(144,768)	1,620,948
	Other NEOs	1,050,218	(488,300)	399,158	(126,310)	(24,739)	810,027
2020	CEO	2,875,067	(1,316,267)	1,220,367	(26,928)	(203,387)	2,548,852
	Other NEOs	1,173,111	(441,113)	390,041	(2,843)	(11,762)	1,107,434
_______________________________________________________
(i)Represents the grant date fair value of the equity awards as reported in the “Stock Awards” column in the SCT for each applicable year.
(ii)The fair value of equity awards reported for CAP purposes were valued at each fiscal year end during the vesting period. As discussed in “Executive Compensation – Compensation Discussion and Analysis,” the Company currently grants three types of equity awards. The RTSR PSU awards were valued via Monte Carlo Simulation, the RSU awards were valued using the market closing price of the Company's common stock, and the Strategic Retention PSU awards were valued using the market closing price of the Company's stock and the Company's current assessment of performance towards the underlying objectives. Certain non-PEO's compensation during 2020 included awards of incentive stock options. These option awards were valued using a Black-Scholes option pricing model.

Non-PEO NEO Average Total Compensation Amount	$ 1,352,904	1,050,218	1,173,111
Non-PEO NEO Average Compensation Actually Paid Amount	$ 966,594	810,027	1,107,434
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year, but rather is a value calculated under applicable SEC rules. In general, the amounts also include the year-end value of equity awards granted during the reported year and the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included. Similarly, no adjustment is made for dividends as there are no dividend rights associated with the equity awards. To calculate the amounts of CAP, the following amounts were deducted from and added to (as applicable) “Total” compensation as reported in the SCT. No equity awards failed to meet the applicable vesting conditions during the applicable periods and there were therefore no related amounts subtracted.

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($) (i)	Add Year-End Equity Value ($) (ii)	Change in Value of Prior Equity Awards ($) (ii)	Add Change in Value of Vested Equity Awards ($) (ii)	Compensation Actually Paid ($)
2022	CEO	$2,816,123	$(1,413,938)	$1,175,997	$(270,438)	$(95,559)	$2,212,185
	Other NEOs	1,352,904	(751,994)	556,781	(161,302)	(29,795)	966,594
2021	CEO	2,420,824	(1,387,736)	1,235,913	(503,285)	(144,768)	1,620,948
	Other NEOs	1,050,218	(488,300)	399,158	(126,310)	(24,739)	810,027
2020	CEO	2,875,067	(1,316,267)	1,220,367	(26,928)	(203,387)	2,548,852
	Other NEOs	1,173,111	(441,113)	390,041	(2,843)	(11,762)	1,107,434
_______________________________________________________
(i)Represents the grant date fair value of the equity awards as reported in the “Stock Awards” column in the SCT for each applicable year.
(ii)The fair value of equity awards reported for CAP purposes were valued at each fiscal year end during the vesting period. As discussed in “Executive Compensation – Compensation Discussion and Analysis,” the Company currently grants three types of equity awards. The RTSR PSU awards were valued via Monte Carlo Simulation, the RSU awards were valued using the market closing price of the Company's common stock, and the Strategic Retention PSU awards were valued using the market closing price of the Company's stock and the Company's current assessment of performance towards the underlying objectives. Certain non-PEO's compensation during 2020 included awards of incentive stock options. These option awards were valued using a Black-Scholes option pricing model.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Pay versus TSR: As shown in the chart above, the PEO and other NEO's CAP amounts are aligned with the Company's TSR. This is due primarily to the Company's use of equity incentives, which are tied in part directly to stock price in addition to the Company's financial performance.

Compensation Actually Paid vs. Net Income [Text Block]	Pay versus Net Income (Loss): As shown in the chart above, the Company's net income has varied significantly over the disclosure period. The 2021 net income results included the Company's wireless operations, which were divested in 2021 as a result of the acquisition of such assets by T-Mobile. The Company believes this divestiture transaction delivered significant shareholder value through the associated extra-ordinary dividend paid in August 2021. The 2022 net income results included the restructuring and one-time charges as a result of the Company's decision to cease its fixed wireless business operations. Additionally, while net income has varied as noted, the PEO's and other NEOs' CAP has also varied significantly each year. This is due in large part to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price. In addition, the Company does not use net income to determine compensation levels or any incentive compensation metrics or objectives.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Pay versus Adjusted EBITDA: As shown in the chart above, the Company's Adjusted EBITDA has steadily increased over the disclosure period and is aligned with the PEO's and other NEOs' CAP. The Company considers Adjusted EBITDA to be the most important financial performance measure used to link CAP to the performance of PEO and Non-PEO NEOs as the Company believes it is the measure that most closely reflects the continued financial growth of the Company.

Tabular List [Table Text Block]	The three items listed below represent the most important measures used to link executive compensation actually paid to the Company's actual performance:
a.Adjusted EBITDA
b.Relative Total Shareholder Return
c.Total Fiber Homes/Businesses Passed

Total Shareholder Return Amount	$ 63	101	105
Peer Group Total Shareholder Return Amount	90	116	110
Net Income (Loss)	$ (8,379,000)	$ 1,003,537,000	$ 120,659,000
Company Selected Measure Amount	75,961,000	65,726,000	55,789,000
PEO Name	Mr. French
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Fiber Homes/Businesses Passed
PEO [Member] | Adjustment, Subtract Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,413,938)	$ (1,387,736)	$ (1,316,267)
PEO [Member] | Adjustment, Add Year End Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,175,997	1,235,913	1,220,367
PEO [Member] | Adjustment, Change In Value Of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(270,438)	(503,285)	(26,928)
PEO [Member] | Adjustment, Add Change In Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(95,559)	(144,768)	(203,387)
Non-PEO NEO [Member] | Adjustment, Subtract Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(751,994)	(488,300)	(441,113)
Non-PEO NEO [Member] | Adjustment, Add Year End Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	556,781	399,158	390,041
Non-PEO NEO [Member] | Adjustment, Change In Value Of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(161,302)	(126,310)	(2,843)
Non-PEO NEO [Member] | Adjustment, Add Change In Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (29,795)	$ (24,739)	$ (11,762)